Portfolio of investments—March 31, 2023 (unaudited)

	Principal	Value
Closed-end fund obligations: 0.55%
Other: 0.55%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (20 shares) 0.25% 144Aø	$ 2,000,000	$ 2,000,000
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares (40 shares) 1.00% 144Aø	4,000,000	4,000,000
Total Closed-end fund obligations (Cost $6,000,000)		6,000,000

	Interest rate	Maturity date
Municipal obligations: 98.43%
Alabama: 2.09%
Education revenue: 0.32%
Auburn AL Refunding Bond Series A	4.00%	6-1-2033	1,000,000	1,029,785
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2033	595,000	622,389
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2035	865,000	896,252
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2037	920,000	934,671
				3,483,097
Utilities revenue: 1.77%
Black Belt Energy Gas District Alabama Gas Project Series C-1	5.25	2-1-2053	3,000,000	3,159,904
Southeast Alabama Energy Authority Commodity Supply Project #2 Series B	4.00	12-1-2051	1,000,000	971,831
Southeast Alabama Energy Authority Commodity Supply Project #5 Series A	5.25	1-1-2054	5,000,000	5,273,936
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	3.97	6-1-2049	10,000,000	10,014,533
				19,420,204
				22,903,301
Alaska: 0.36%
Miscellaneous revenue: 0.36%
Matanuska-Susitna Borough AK Goode Creek Correctional Project	4.00	9-1-2030	3,870,000	3,945,859
Arizona: 1.15%
Education revenue: 0.32%
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2034	335,000	327,427
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2035	240,000	231,407
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2035	345,000	332,647
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2036	220,000	208,758
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2036	315,000	298,904
Arizona IDA Education Facility Revenue Bonds Series 2021A	5.00	7-1-2033	315,000	337,186
Pima County AZ Community College District	5.00	7-1-2034	500,000	555,463
Pima County AZ Community College District	5.00	7-1-2035	600,000	662,359
Pima County AZ Community College District	5.00	7-1-2036	500,000	547,223
				3,501,374
GO revenue: 0.06%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	614,807
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.06%
Tempe AZ IDA Refunding Bonds Friendship Village of Tempe Project Series 2021A	4.00%	12-1-2028	$ 370,000	$ 347,590
Tempe AZ IDA Refunding Bonds Friendship Village of Tempe Project Series 2021A	4.00	12-1-2029	385,000	357,204
				704,794
Miscellaneous revenue: 0.08%
Arizona State Certificate of Participation	5.00	9-1-2027	600,000	633,541
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2024	190,000	195,402
				828,943
Tax revenue: 0.45%
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2027	450,000	461,959
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2028	700,000	718,343
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2034	3,680,000	3,765,995
				4,946,297
Utilities revenue: 0.18%
Coconino County, AZ Pollution Control Corp Revenue Refunding Bonds, Nevada Power Company 2017 B	3.75	3-1-2039	2,000,000	2,018,273
				12,614,488
Arkansas: 0.22%
Miscellaneous revenue: 0.22%
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2033	500,000	519,950
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,032,420
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2036	850,000	871,761
				2,424,131
California: 4.45%
Airport revenue: 0.16%
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	567,663
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,128,648
				1,696,311
GO revenue: 1.53%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,284,646
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	1,832,576
Monterey County CA Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,623,880
New Haven CA Unified School District CAB Project (AGC Insured) ¤	0.00	8-1-2033	5,590,000	4,024,834
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) ¤	0.00	8-1-2033	3,000,000	2,112,289
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	1,859,898
See accompanying notes to portfolio of investments

2  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00%	8-1-2031	$ 2,590,000	$ 1,980,898
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2032	2,800,000	2,066,700
				16,785,721
Housing revenue: 0.09%
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	948,095	951,935
Miscellaneous revenue: 0.33%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,565,818
Foothill de Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	518,502
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	567,029
				3,651,349
Transportation revenue: 0.90%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	5.22	4-1-2036	9,810,000	9,908,454
Utilities revenue: 1.44%
California Community Choice Financing Authority Clean Energy Project Green Bond Series B-1	4.00	2-1-2052	1,500,000	1,480,302
California Community Choice Financing Authority Clean Energy Project Revenue Series 2023C	5.00	10-1-2031	830,000	841,578
California Community Choice Financing Authority Clean Energy Project Series B-2	5.00	7-1-2053	4,000,000	4,204,906
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,035,000	2,507,675
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	3,696,818
Vernon CA Electric System Series A	5.00	8-1-2026	600,000	635,710
Vernon CA Electric System Series A	5.00	8-1-2031	1,160,000	1,300,472
Victorville CA Electric Revenue Series A	5.00	5-1-2033	500,000	590,336
Victorville CA Electric Revenue Series A	5.00	5-1-2034	500,000	585,233
				15,843,030
				48,836,800
Colorado: 1.42%
Airport revenue: 0.32%
Denver CO City and County Airport Revenue System Series C	5.25	11-15-2039	1,295,000	1,498,536
Denver CO City and County Airport Revenue System Series C	5.25	11-15-2040	670,000	770,508
Denver CO City and County Airport Revenue System Series C	5.25	11-15-2041	570,000	652,207
Denver CO City and County Airport Revenue System Series C	5.25	11-15-2042	500,000	566,987
				3,488,238
GO revenue: 0.22%
Mesa County CO Valley School District #51 Grand Junction	5.50	12-1-2035	2,175,000	2,431,794
Health revenue: 0.05%
University of Colorado Hospital Authority Refunding Revenue Bonds Series 2018 C (TD Bank NA SPA) ø	4.00	11-15-2039	500,000	500,000
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.24%
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00%	7-15-2028	$ 885,000	$ 951,506
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2029	600,000	648,456
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2030	1,000,000	1,090,900
				2,690,862
Utilities revenue: 0.54%
Public Authority for Colorado Energy Natural Gas	6.50	11-15-2038	5,000,000	5,983,411
Water & sewer revenue: 0.05%
Central Weld County CO Water District Revenue Bond (AGM Insured)	4.00	12-1-2033	500,000	541,734
				15,636,039
Connecticut: 1.54%
Education revenue: 0.30%
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2029	480,000	503,279
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2030	1,745,000	1,821,908
Connecticut Higher Education Supplemental Loan Authority Loan Program Series D	3.00	11-15-2035	1,000,000	1,023,789
				3,348,976
GO revenue: 0.78%
Bridgeport CT Series A	5.00	6-1-2031	1,855,000	2,128,556
Connecticut Series B	4.00	6-1-2034	750,000	814,253
Connecticut Series F	5.00	11-15-2032	300,000	315,743
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2029	500,000	553,554
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,321,179
Hamden CT Series A (BAM Insured)	5.00	8-15-2026	2,000,000	2,144,967
Hamden CT Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,312,114
				8,590,366
Health revenue: 0.27%
Connecticut HEFAR Stamford Hospital Issue Series M	4.00	7-1-2035	1,000,000	1,000,685
Connecticut HEFAR Stamford Hospital Issue Series M	4.00	7-1-2038	2,000,000	1,914,612
				2,915,297
Tax revenue: 0.19%
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	4.00	9-1-2036	1,000,000	1,017,217
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,051,928
				2,069,145
				16,923,784
Delaware: 0.19%
Education revenue: 0.19%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,059,897
See accompanying notes to portfolio of investments

4  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 1.09%
GO revenue: 0.67%
District of Columbia Series 2014C	5.00%	6-1-2034	$ 3,000,000	$ 3,077,638
District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,659,494
District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	2,652,202
				7,389,334
Tax revenue: 0.30%
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series A	4.00	10-1-2034	750,000	785,756
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2033	720,000	761,809
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2034	650,000	680,989
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2035	1,000,000	1,035,636
				3,264,190
Transportation revenue: 0.12%
Washington Metropolitan Airport Authority Dulles Toll Road Series B	5.00	10-1-2034	1,250,000	1,366,016
				12,019,540
Florida: 6.93%
Airport revenue: 0.54%
Jacksonville FL Port Authority Series B	5.00	11-1-2035	2,045,000	2,264,909
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2035	1,600,000	1,653,892
Miami-Dade County FL Aviation Refunding Bond Series A	5.00	10-1-2041	2,000,000	2,062,450
				5,981,251
Health revenue: 0.82%
Florida Health System Lee Memorial Hospital Series A	5.00	4-1-2036	4,500,000	4,870,890
Jacksonville FL HCFR Baptist Health Series D ø	3.95	8-1-2036	1,800,000	1,800,000
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2031	500,000	534,760
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2033	1,645,000	1,753,836
				8,959,486
Miscellaneous revenue: 2.65%
Boynton Beach FL PFA Capital Municipal Improvement Project	4.00	7-1-2030	2,090,000	2,246,531
Boynton Beach FL PFA Capital Municipal Improvement Project	5.00	7-1-2035	3,590,000	3,904,733
Duval County FL School Board Certificate of Participation Series 2022A (AGM Insured)	5.00	7-1-2034	2,000,000	2,297,184
Duval County FL School Board Certificate of Participation Series 2022A (AGM Insured)	5.00	7-1-2035	2,000,000	2,275,216
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,623,794
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,244,246
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,654,401
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,097,757
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00%	11-1-2032	$ 2,000,000	$ 2,188,734
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	4,500,000	4,924,595
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	656,706
				29,113,897
Tax revenue: 0.30%
Polk County FL School District	5.00	10-1-2033	2,915,000	3,322,327
Tobacco revenue: 0.05%
Pasco County, FL Improvement Cigarette Tax Allocation Bonds, Series 2023A (AGM Insured)	5.50	9-1-2042	500,000	561,737
Transportation revenue: 0.39%
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,286,349
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) 144Aø	4.05	7-1-2035	1,050,000	1,050,000
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2034	375,000	382,293
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2035	400,000	407,167
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2036	600,000	609,679
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2037	525,000	532,020
				4,267,508
Utilities revenue: 0.16%
Fort Pierce FL Utilities Authority Refunding Bond Series A (AGM Insured)	5.00	10-1-2035	500,000	578,256
Fort Pierce FL Utilities Authority Refunding Bond Series A (AGM Insured)	5.00	10-1-2037	1,040,000	1,177,734
				1,755,990
Water & sewer revenue: 2.02%
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2031	500,000	572,340
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2032	950,000	1,086,284
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2035	1,290,000	1,468,450
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2036	880,000	991,521
Tohopekaliga Water Authority Florida Utility System 144A	5.00	10-1-2025	12,000,000	12,751,356
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	457,370
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	235,758
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	937,913
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	1,052,064
See accompanying notes to portfolio of investments

6  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00%	10-1-2035	$ 750,000	$ 868,699
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,704,288
				22,126,043
				76,088,239
Georgia: 2.21%
Industrial development revenue: 0.04%
George L. Smith II Georgia World Congress Center Authority Convention Center Series 2021A	4.00	1-1-2036	500,000	463,977
Utilities revenue: 2.17%
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	1.50	1-1-2040	3,000,000	2,857,988
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	6,000,000	5,968,904
Dalton GA Combined Utilities Revenue Bonds	4.00	3-1-2033	1,100,000	1,128,046
Dalton GA Combined Utilities Revenue Bonds	4.00	3-1-2034	1,200,000	1,218,892
Georgia Municipal Electric Authority General Resolution Project Series A	4.00	1-1-2036	1,500,000	1,516,871
Georgia Municipal Electric Authority Project One Series A	5.00	1-1-2035	925,000	1,002,303
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2032	525,000	573,103
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2034	930,000	1,008,809
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2035	600,000	646,147
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2029	2,600,000	2,704,317
Main Street Natural Gas Incorporated Georgia Gas Supply Series A	5.00	6-1-2053	5,000,000	5,215,878
				23,841,258
				24,305,235
Guam: 0.39%
Airport revenue: 0.04%
Guam International Airport Authority	5.00	10-1-2023	400,000	404,167
Tax revenue: 0.12%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	1,500,000	1,356,242
Water & sewer revenue: 0.23%
Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,515,084
				4,275,493
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  7

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hawaii: 0.10%
Airport revenue: 0.10%
Hawaii Harbor System Series C	4.00%	7-1-2036	$ 500,000	$ 516,471
Hawaii Harbor System Series C	4.00	7-1-2037	600,000	615,678
				1,132,149
Illinois: 16.27%
Airport revenue: 0.92%
Chicago IL Midway Airport Second Lien Revenue Refunding Bond Series B	4.00	1-1-2035	2,860,000	2,886,120
Chicago IL Midway Airport Second Lien Revenue Refunding Bond Series B	5.00	1-1-2046	2,000,000	2,036,311
Chicago IL O'Hare International Airport Senior Lien Series A	4.00	1-1-2038	1,000,000	1,014,333
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2036	1,530,000	1,680,063
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,452,874
				10,069,701
Education revenue: 1.00%
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2026	450,000	482,040
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2031	400,000	447,215
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2039	700,000	739,837
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	2,500,000	2,613,459
Illinois Finance Authority Refunding Bond Bradley University Project Series A	4.00	8-1-2035	805,000	781,892
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2034	440,000	377,896
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2035	1,025,000	862,628
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	721,756
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,026,841
Southern Illinois University Refunding Bond Housing and Auxiliary Facilities System (BAM Insured)	4.00	4-1-2029	400,000	418,113
Southern Illinois University Refunding Bond Housing and Auxiliary Facilities System (BAM Insured)	4.00	4-1-2030	525,000	539,226
University of Illinois Board of Trustees Auxiliary Facilities System Revenue Refunding Bonds Series 2013A	4.00	4-1-2030	2,000,000	2,000,505
				11,011,408
GO revenue: 3.46%
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2025	3,380,000	3,079,017
Chicago IL Board of Education Series 2023	5.00	4-1-2041	2,250,000	2,333,064
Chicago IL Board of Education Series A	5.00	12-1-2042	1,975,000	1,924,219
Chicago IL GO Series 2023A	5.50	1-1-2039	4,750,000	5,168,575
Chicago IL Park District Series B (BAM Insured)	5.00	1-1-2029	2,000,000	2,030,355
Chicago IL Series 2023A	5.50	1-1-2040	1,000,000	1,076,783
Cook County IL Community College District #508	5.25	12-1-2025	1,665,000	1,675,844
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,302,638
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,257,148
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,011,761
See accompanying notes to portfolio of investments

8  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cook County IL Community College District #508	5.25%	12-1-2031	$ 3,200,000	$ 3,211,737
Cook County IL Series A	5.00	11-15-2029	1,000,000	1,074,809
Cook County IL Series A	5.00	11-15-2034	1,300,000	1,359,862
Illinois Series A	5.00	3-1-2033	1,000,000	1,140,575
Madison IL Bond and Montgomery Counties Obligation School Bonds Series 2022 B (AGM Insured)	5.50	2-1-2033	600,000	698,896
Madison IL Bond and Montgomery Counties Obligation School Bonds Series 2022 B (AGM Insured)	5.50	2-1-2038	1,635,000	1,840,728
Sangamon County IL Limited Tax (BAM Insured)	4.00	12-15-2036	450,000	463,726
Sangamon County IL Limited Tax (BAM Insured)	4.00	12-15-2040	300,000	304,279
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	4.00	12-1-2037	700,000	712,618
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2034	400,000	443,737
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2035	450,000	495,419
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2036	500,000	546,385
Stephenson County IL School District #145 Prerefunded Series 2018A (AGM Insured)	5.00	2-1-2033	285,000	319,300
Stephenson County IL School District #145 Unrefunded Series 2018A (AGM Insured)	5.00	2-1-2033	1,265,000	1,421,527
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,051,632
				37,944,634
Health revenue: 0.32%
Illinois Finance Authority Ann & Robert H. Laurie Children's Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,065,616
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,063,185
Illinois Finance Authority Health Services Facility Lease Bond	5.00	10-1-2032	520,000	562,984
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	822,025
				3,513,810
Housing revenue: 0.33%
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2033	1,000,000	1,030,135
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2036	1,650,000	1,651,345
Northern Illinois University Auxiliary Facilities System (BAM Insured)	5.00	10-1-2031	900,000	991,015
				3,672,495
Miscellaneous revenue: 0.44%
Illinois Finance Authority Refunding Bonds Field Museum of Natural History (U.S. SOFR +1.20%) ±	4.58	11-1-2034	1,480,000	1,476,970
Illinois GO Series July 2013	5.50	7-1-2026	2,300,000	2,311,580
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2024	1,000,000	1,039,650
				4,828,200
Tax revenue: 7.05%
Chicago IL Sales Tax Securitization Bond Series A	5.00	1-1-2029	1,000,000	1,116,654
Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	5,153,617
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds Series 2014	5.25%	12-1-2049	$ 3,000,000	$ 3,032,996
Cook County IL Sales Tax Bond	5.00	11-15-2033	4,000,000	4,325,879
Cook County IL Sales Tax Bond	5.25	11-15-2035	4,000,000	4,323,567
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2036	1,160,000	1,271,823
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2037	1,625,000	1,768,683
Illinois Sports Facilities Authority State Tax Supported Refunding Bond	5.00	6-15-2028	1,000,000	1,033,397
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,547,362
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,085,040
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,059,882
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2029	33,200,000	25,954,004
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	12,800,000	9,600,172
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	10,000,000	7,982,621
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,560,000	2,128,445
				77,384,142
Transportation revenue: 0.27%
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2037	1,250,000	1,404,105
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2038	1,355,000	1,508,573
				2,912,678
Water & sewer revenue: 2.48%
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2026	2,000,000	2,012,880
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2028	3,000,000	3,019,463
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2029	1,490,000	1,499,667
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2033	1,000,000	1,022,172
Chicago IL Refunding Bond Second Lien Project (AGM Insured)	5.25	11-1-2033	2,000,000	2,175,070
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,865,000	2,905,906
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2029	4,700,000	4,718,216
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,011,333
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,008,900
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,008,500
Illinois Finance Authority Clean Water Initiative Revolving Fund Bond	5.25	7-1-2035	3,000,000	3,425,405
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2029	525,000	554,000
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2030	600,000	632,173
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2031	625,000	656,277
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2033	500,000	521,151
See accompanying notes to portfolio of investments

10  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00%	1-1-2036	$ 570,000	$ 578,704
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2037	525,000	528,820
				27,278,637
				178,615,705
Indiana: 1.86%
Airport revenue: 0.12%
Indianapolis IN Local Public Improvement Bond Bank Series I	5.00	1-1-2033	1,120,000	1,279,695
Industrial development revenue: 0.24%
Indiana Finance Authority PCR Bonds Series 2010B	2.50	11-1-2030	2,925,000	2,619,035
Miscellaneous revenue: 1.09%
Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,625,000	1,824,658
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,115,354
Indianapolis IN Local Public Improvement Bond Bank Indy Roads Series E	5.00	1-1-2028	1,000,000	1,070,041
Indianapolis IN Local Public Improvement Bond Bank Indy Roads Series E	5.00	1-1-2029	735,000	786,480
Indianapolis IN Local Public Improvement Bond Bank Indy Roads Series E	5.00	1-1-2030	1,375,000	1,471,307
Indianapolis IN Local Public Improvement Bond Bank Indy Roads Series E	5.00	1-1-2033	1,545,000	1,653,214
Indianapolis IN Local Public Improvement Bond Bank Indy Roads Series E	5.00	1-1-2034	2,000,000	2,140,082
North West Hendricks IN Multi-School Building Corporation Ad Valorem Property Tax Mortgage Bond	4.00	7-15-2031	900,000	955,763
				12,016,899
Utilities revenue: 0.09%
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project Series 2012A	4.25	11-1-2030	1,000,000	1,008,262
Water & sewer revenue: 0.32%
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2030	2,315,000	2,390,676
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,068,373
				3,459,049
				20,382,940
Iowa: 0.51%
GO revenue: 0.23%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00	6-1-2027	2,310,000	2,483,639
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.28%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00%	9-1-2049	$ 3,000,000	$ 3,060,095
				5,543,734
Kansas: 0.34%
Miscellaneous revenue: 0.24%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,650,000
Tax revenue: 0.10%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB 144A¤	0.00	9-1-2034	3,030,000	1,118,729
				3,768,729
Kentucky: 0.24%
Education revenue: 0.14%
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2030	170,000	180,778
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2031	260,000	276,389
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2032	230,000	242,373
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2033	180,000	187,855
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2035	460,000	467,068
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2036	235,000	234,612
				1,589,075
Transportation revenue: 0.10%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,055,472
				2,644,547
Louisiana: 3.23%
Airport revenue: 0.27%
New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2035	2,000,000	2,174,999
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	799,289
				2,974,288
Education revenue: 0.55%
Louisiana PFA Loyola University Project CCAB ¤	0.00	10-1-2027	3,380,000	3,459,899
Louisiana PFA Loyola University Project CCAB ¤	0.00	10-1-2028	2,500,000	2,584,718
				6,044,617
Miscellaneous revenue: 1.32%
Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,588,583
Louisiana PFA Archdiocese of New Orleans Project	5.00	7-1-2024	1,000,000	850,000
See accompanying notes to portfolio of investments

12  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Louisiana PFA Archdiocese of New Orleans Project	5.00%	7-1-2025	$ 600,000	$ 510,000
Louisiana PFA Archdiocese of New Orleans Project	5.00	7-1-2026	500,000	425,000
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	2,857,426
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,545,226
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	2,852,135
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	2,857,426
				14,485,796
Tax revenue: 0.20%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,100,924
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,094,457
				2,195,381
Transportation revenue: 0.29%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,057,006
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,056,495
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,055,473
				3,168,974
Water & sewer revenue: 0.60%
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2030	500,000	536,995
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2031	600,000	642,471
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2032	655,000	700,278
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,018,936
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2035	400,000	420,217
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2036	325,000	336,271
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2037	335,000	341,939
New Orleans LA Sewerage Service Series B	5.00	6-1-2032	1,000,000	1,131,124
New Orleans LA Sewerage Service Series B	5.00	6-1-2033	695,000	784,258
New Orleans LA Sewerage Service Series B	5.00	6-1-2034	600,000	674,118
				6,586,607
				35,455,663
Maine: 0.78%
Education revenue: 0.50%
Maine Health and HEFAR University of New England Series A	5.00	7-1-2029	1,015,000	1,097,344
Maine Health and HEFAR University of New England Series A	5.00	7-1-2030	1,200,000	1,296,406
Maine Health and HEFAR University of New England Series A	5.00	7-1-2032	1,415,000	1,521,805
Maine Health and HEFAR University of New England Series A	5.00	7-1-2033	1,485,000	1,594,556
				5,510,111
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  13

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.28%
Maine Health and HEFAR Series A	4.00%	7-1-2036	$ 800,000	$ 815,783
Maine Health and HEFAR Series A	4.00	7-1-2037	1,150,000	1,158,592
Maine Health and HEFAR Series A	5.00	7-1-2035	1,000,000	1,103,212
				3,077,587
				8,587,698
Maryland: 0.59%
Education revenue: 0.41%
Maryland Economic Development Corporation Student Housing Salisbury University Project	5.00	6-1-2027	500,000	500,163
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2035	470,000	471,644
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2037	450,000	440,279
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2039	500,000	480,605
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,593,577
				4,486,268
Tax revenue: 0.13%
Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	480,000	470,027
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	947,386
				1,417,413
Water & sewer revenue: 0.05%
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2035	500,000	571,614
				6,475,295
Massachusetts: 0.10%
Health revenue: 0.10%
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2033	525,000	586,643
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2034	500,000	555,490
				1,142,133
Michigan: 3.53%
Airport revenue: 0.14%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	870,097
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	647,582
				1,517,679
Education revenue: 0.53%
Flint MI International Academy Public School	5.50	10-1-2027	1,985,000	1,969,681
Michigan State University Board of Trustees	5.00	2-15-2036	1,325,000	1,465,152
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	609,787
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,016,312
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	762,234
				5,823,166
See accompanying notes to portfolio of investments

14  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.33%
Kent County MI Limited Tax Capital Improvement Bond	5.00%	6-1-2030	$ 1,040,000	$ 1,118,503
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,560,743
				3,679,246
Health revenue: 0.28%
Michigan Finance Authority Trinity Health Credit Group Series MI-2	4.00	12-1-2035	3,000,000	3,077,807
Miscellaneous revenue: 0.27%
Michigan Finance Authority Local Government Loan Program Series F	4.00	10-1-2024	3,000,000	3,004,379
Water & sewer revenue: 1.98%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	3,581,129
Michigan Finance Authority Local Government Loan Program Series D (NPFGC Insured)	5.00	7-1-2025	1,000,000	1,023,984
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	12,239,161
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2035	2,750,000	2,810,205
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,038,146
				21,692,625
				38,794,902
Minnesota: 0.09%
Health revenue: 0.09%
Rochester MN HCFR Mayo Clinic Series B (Northern Trust Company SPA) ø	4.00	11-15-2038	1,000,000	1,000,000
Mississippi: 0.65%
Health revenue: 0.29%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2037	1,000,000	1,053,818
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2038	1,000,000	1,046,975
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2039	1,000,000	1,045,273
				3,146,066
Water & sewer revenue: 0.36%
Mississippi Development Bank Special Obligation Bonds Series 2013 Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,166,946
West Rankin MS Utility Authority (AGM Insured)	5.00	1-1-2027	435,000	453,537
West Rankin MS Utility Authority (AGM Insured)	5.00	1-1-2026	525,000	547,373
West Rankin MS Utility Authority (AGM Insured)	5.00	1-1-2034	750,000	781,961
West Rankin MS Utility Authority (AGM Insured)	5.00	1-1-2035	1,000,000	1,042,615
				3,992,432
				7,138,498
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  15

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 0.66%
Education revenue: 0.23%
Missouri HEFA Webster University Project	5.00%	4-1-2027	$ 2,450,000	$ 2,473,795
Health revenue: 0.20%
Missouri HEFAR Barnes-Jewish Christian Health System Series C	5.00	5-1-2052	2,000,000	2,208,483
Miscellaneous revenue: 0.23%
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,527,461
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,018,397
				2,545,858
				7,228,136
Nebraska: 0.29%
Health revenue: 0.11%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,208,069
Utilities revenue: 0.18%
Nebraska Central Plains Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,013,951
				3,222,020
Nevada: 0.20%
GO revenue: 0.18%
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,030,446
Miscellaneous revenue: 0.02%
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	200,781
				2,231,227
New Hampshire: 0.32%
Health revenue: 0.08%
New Hampshire HEFA Kendal at Hanover Project Series B (TD Bank NA LOC) ø	3.97	10-1-2030	900,000	900,000
Housing revenue: 0.24%
New Hampshire HFA	4.80	7-1-2028	240,000	243,726
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,384,568	2,377,053
				2,620,779
				3,520,779
New Jersey: 3.14%
Airport revenue: 0.20%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2028	2,130,000	2,220,206
GO revenue: 0.44%
Trenton City NJ (BAM Insured)	5.00	12-1-2024	1,775,000	1,840,094
See accompanying notes to portfolio of investments

16  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Trenton City NJ (BAM Insured)	5.00%	12-1-2025	$ 1,860,000	$ 1,974,898
Trenton City NJ (BAM Insured)	5.00	12-1-2026	1,000,000	1,063,191
				4,878,183
Miscellaneous revenue: 0.39%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	445,000	430,105
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	5.00	7-1-2033	2,500,000	2,684,439
North Hudson NJ Sewerage Authority Gross Revenue Senior Lien Lease Certificates Series 2021 (AGM Insured)	5.00	6-1-2038	1,000,000	1,178,275
				4,292,819
Tax revenue: 1.25%
New Jersey EDA Motor Vehicle Surcharge Unrefunded Bonds Series A (NPFGC Insured)	5.25	7-1-2026	2,320,000	2,488,555
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,534,401
New Jersey TTFA Transportation System Series AA	5.00	6-15-2036	2,000,000	2,189,337
New Jersey TTFA Transportation System Series AA	5.00	6-15-2038	3,250,000	3,511,011
				13,723,304
Transportation revenue: 0.86%
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2030	2,000,000	1,534,438
New Jersey TTFA CAB Transportation System Series C (Ambac Insured) ¤	0.00	12-15-2026	3,500,000	3,128,958
New Jersey TTFA Transportation System Series A	5.00	12-15-2036	2,000,000	2,138,277
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	2,500,000	2,579,483
				9,381,156
				34,495,668
New Mexico: 1.28%
GO revenue: 0.12%
Albuquerque NM Municipal School District #12 Bernalillo & Sandoval Counties	5.00	8-1-2034	1,150,000	1,287,318
Industrial development revenue: 0.20%
Farmington NM PCR	1.80	4-1-2029	2,540,000	2,205,958
Miscellaneous revenue: 0.96%
Clayton NM Jail Project Improvement & Refunding Bond (NPFGC Insured)	5.00	11-1-2028	9,265,000	9,572,232
Clayton NM Jail Project Improvement & Refunding Bond (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,031,929
				10,604,161
				14,097,437
New York: 8.23%
Airport revenue: 0.52%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport Project Series 2020C	5.00	12-1-2035	1,000,000	1,107,862
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  17

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F. Kennedy International Airport Project Series 2020C	5.00%	12-1-2029	$ 1,160,000	$ 1,296,840
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F. Kennedy International Airport Project Series 2020C	5.00	12-1-2038	3,000,000	3,266,947
				5,671,649
Education revenue: 1.71%
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	350,082
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	5,500,000	4,339,249
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.53	2-1-2040	2,725,000	2,635,021
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	2,789,735
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,787,312
Hempstead NY Local Development Corporation The Academy Charter School Project Series B	5.57	2-1-2041	4,140,000	4,003,478
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	921,428
Westchester County NY Local Development Pace University Series B	4.68	5-1-2044	1,910,000	1,910,000
				18,736,305
GO revenue: 0.44%
New York NY GO Fiscal 2017 Series Subseries A-6 (JPMorgan Chase & Company SPA) ø	3.80	8-1-2044	480,000	480,000
New York NY Subordinated Series D1	5.25	5-1-2040	1,500,000	1,715,516
Yonkers NY Series C (AGM Insured)	5.00	3-15-2035	1,000,000	1,150,794
Yonkers NY Series F (BAM Insured)	5.00	11-15-2035	425,000	488,525
Yonkers NY Series F (BAM Insured)	5.00	11-15-2036	450,000	511,228
Yonkers NY Series F (BAM Insured)	5.00	11-15-2037	425,000	478,187
				4,824,250
Industrial development revenue: 0.08%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	915,661
Tax revenue: 2.10%
New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	8,383,134
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,241,541
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	5,027,874
New York Metropolitan Transportation Authority Dedicated Tax Fund Refunding Bond Series 2016A	5.25	11-15-2034	2,000,000	2,170,279
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,145,000	1,182,568
New York Urban Development Corporation Personal Income Tax Series C	4.00	3-15-2037	3,000,000	3,070,717
				23,076,113
Transportation revenue: 3.32%
New York Metropolitan Transportation Authority Transportation Series B	5.25	11-15-2037	1,000,000	1,010,923
See accompanying notes to portfolio of investments

18  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
New York Metropolitan Transportation Authority Refunding Bond Series B	5.00%	11-15-2033	$ 2,175,000	$ 2,277,635
New York Metropolitan Transportation Authority Refunding Bond Series D	5.00	11-15-2031	3,415,000	3,586,787
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series C1	5.25	11-15-2031	11,540,000	12,002,745
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series D1	5.00	11-15-2030	2,010,000	2,079,702
New York Metropolitan Transportation Authority Refunding Green Bonds and Climate Bond	5.00	11-15-2027	12,640,000	13,449,796
New York Metropolitan Transportation Authority Refunding Green Bonds Series D1	5.00	11-15-2034	2,000,000	2,050,765
				36,458,353
Water & sewer revenue: 0.06%
Western Nassau NY Water Authority Series A	5.00	4-1-2027	385,000	402,464
Western Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	313,192
				715,656
				90,397,987
Ohio: 1.74%
Education revenue: 0.57%
Northeast Ohio Medical University General Receipts Bonds (BAM Insured)	5.00	12-1-2032	315,000	362,312
Northeast Ohio Medical University General Receipts Bonds (BAM Insured)	5.00	12-1-2033	890,000	1,017,904
Northeast Ohio Medical University General Receipts Bonds (BAM Insured)	5.00	12-1-2036	1,025,000	1,133,304
Northeast Ohio Medical University General Receipts Bonds (BAM Insured)	5.00	12-1-2038	1,070,000	1,172,344
Northeast Ohio Medical University General Receipts Bonds (BAM Insured)	5.00	12-1-2040	1,260,000	1,364,618
Ohio HEFAR Xavier University Project	5.00	5-1-2029	1,080,000	1,212,751
				6,263,233
Health revenue: 0.11%
Hamilton OH Hospital Facilities UC Health	5.00	9-15-2035	1,100,000	1,183,429
Miscellaneous revenue: 0.28%
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2025	500,000	531,682
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2026	600,000	637,064
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2028	1,250,000	1,325,231
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	550,000	549,729
				3,043,706
Tobacco revenue: 0.19%
Buckeye Tobacco Settlement Financing Authority Refunding Bond	4.00	6-1-2038	2,100,000	2,056,272
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  19

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.59%
Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00%	11-15-2033	$ 625,000	$ 690,983
Hamilton OH Electric System Improvement & Refunding Bond (BAM Insured)	4.00	10-1-2034	710,000	754,414
Hamilton OH Electric System Improvement & Refunding Bond (BAM Insured)	4.00	10-1-2035	1,000,000	1,054,846
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00	8-1-2049	3,000,000	3,060,088
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2019A	3.25	9-1-2029	1,000,000	945,797
				6,506,128
				19,052,768
Oklahoma: 3.58%
Education revenue: 0.07%
Oklahoma Agricultural and Mechanical Colleges Refunding Bond Series A	4.00	9-1-2036	750,000	767,613
Health revenue: 0.12%
Tender Option Bond Trust Receipts / Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	4.01	9-1-2045	1,365,000	1,365,000
Miscellaneous revenue: 3.16%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,214,802
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,149,645
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,334,292
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,080,810
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,085,174
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,391,641
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	770,644
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	440,614
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	275,338
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	743,992
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,776,221
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,328,285
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,339,084
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,053,744
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,311,017
See accompanying notes to portfolio of investments

20  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00%	9-1-2025	$ 500,000	$ 526,513
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,220,123
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2029	3,000,000	3,079,941
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2032	3,000,000	3,047,711
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2030	500,000	564,874
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2031	520,000	586,839
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2032	550,000	619,856
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2032	450,000	476,403
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2033	800,000	840,908
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2034	625,000	651,552
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2035	810,000	833,433
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2036	1,000,000	1,016,308
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	880,000	928,771
				34,688,535
Tax revenue: 0.23%
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,205,137
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,336,965
				2,542,102
				39,363,250
Oregon: 0.50%
Airport revenue: 0.22%
Portland International Airport Refunding Bond Series 26A	4.00	7-1-2037	565,000	575,660
Portland International Airport Refunding Bond Series 26A	5.00	7-1-2033	400,000	463,037
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2033	530,000	613,525
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2037	705,000	786,901
				2,439,123
Health revenue: 0.28%
Oregon Facilities Authority Asante Project Series A	5.00	8-15-2037	1,400,000	1,522,973
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,578,213
				3,101,186
				5,540,309
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  21

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 11.14%
Airport revenue: 0.08%
Philadelphia PA Airport Refunding Bond Series A	5.00%	7-1-2028	$ 315,000	$ 344,485
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2031	450,000	486,873
				831,358
Education revenue: 0.77%
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,502,839
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,105,108
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	919,661
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	684,999
Pennsylvania Public School Building Authority Community College of Philadelphia Project Series A	5.00	6-15-2025	1,250,000	1,300,199
Philadelphia PA IDA	6.13	6-15-2023	200,000	201,003
Philadelphia PA IDA	7.00	5-1-2026	610,000	610,936
Philadelphia PA Public School Building Authority (BAM Insured)	5.00	6-15-2026	2,000,000	2,086,819
				8,411,564
GO revenue: 4.14%
Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,425,000	3,547,646
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,195,361
Norristown PA Area School District Montgomery County Series 2018 (BAM Insured)	5.00	9-1-2035	2,035,000	2,177,660
Philadelphia PA Refunding Bond Series A	5.25	7-15-2028	2,590,000	2,643,390
Philadelphia PA Refunding Bond Series A	5.25	7-15-2029	4,410,000	4,500,907
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	5,355,563
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	5,347,157
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,317,795
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,059,078
Philadelphia PA School District Series A	5.00	9-1-2032	2,300,000	2,573,083
Philadelphia PA School District Series C	5.00	9-1-2033	6,180,000	6,923,016
Philadelphia PA Series A	5.00	8-1-2033	2,020,000	2,205,521
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,033,883
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,129,658
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,830,761
Reading PA Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,081,776
Scranton Lackawanna County PA School District Bond Series A (BAM Insured)	5.00	6-1-2037	500,000	549,610
				45,471,865
Health revenue: 1.41%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	4.00	7-15-2037	2,000,000	1,992,798
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00	7-15-2025	155,000	161,917
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	170,000	176,949
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	445,000	463,189
See accompanying notes to portfolio of investments

22  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00%	1-1-2025	$ 725,000	$ 737,281
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	155,000	161,335
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	390,000	405,941
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	825,000	838,279
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	150,000	156,131
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	365,000	379,919
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	710,000	720,233
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2037	1,000,000	994,278
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2031	1,000,000	1,124,193
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2034	1,650,000	1,841,235
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2035	1,450,000	1,606,270
Philadelphia PA Hospitals and HEFAR Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2036	2,505,000	2,770,945
South Central Pennsylvania General Authority Revenue Bonds Series 2019-C, D & E (Bank of America NA LIQ) ø	3.88	6-1-2037	1,000,000	1,000,000
				15,530,893
Miscellaneous revenue: 2.40%
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	2,000,000	2,030,009
Delaware Valley PA Regional Finance Authority Local Government Series D (TD Bank NA LOC) ø	4.00	11-1-2055	1,000,000	1,000,000
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	435,000	483,865
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	480,000	533,027
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	416,985
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	1,990,000	2,168,109
Pennsylvania Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2028	3,020,000	3,232,449
Pennsylvania Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2033	3,505,000	3,719,051
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2025	340,000	352,749
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	669,080
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	373,024
Pennsylvania Public School Building Authority School District of Philadelphia Project Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,280,239
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	3,970,607
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	1,968,212
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  23

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00%	6-1-2034	$ 1,750,000	$ 1,842,035
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	822,919
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	513,986
				26,376,346
Tax revenue: 0.21%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds	5.00	5-1-2033	700,000	751,830
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds	5.00	5-1-2034	750,000	801,037
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds	5.00	5-1-2035	750,000	792,127
				2,344,994
Tobacco revenue: 0.50%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	2,709,476
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	2,758,325
				5,467,801
Transportation revenue: 1.04%
Pennsylvania Turnpike Commission Refunding Bond	5.00	6-1-2027	1,000,000	1,102,363
Pennsylvania Turnpike Commission Refunding Bond (AGM Insured)	6.00	12-1-2030	4,220,000	4,865,097
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	5,427,047
				11,394,507
Water & sewer revenue: 0.59%
Pennsylvania Capital Region Water System Series of 2017	5.00	7-15-2030	1,180,000	1,299,544
Pennsylvania Capital Region Water System Series of 2018	5.00	7-15-2030	1,500,000	1,674,983
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	1,934,003
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2031	670,000	776,029
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2033	675,000	775,263
				6,459,822
				122,289,150
South Carolina: 2.79%
Education revenue: 0.56%
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	733,434
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	1,970,876
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,251,068
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	7.00	11-1-2033	1,090,000	1,158,293
				6,113,671
See accompanying notes to portfolio of investments

24  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.12%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	4.56%	5-1-2048	$12,275,000	$ 12,275,000
Miscellaneous revenue: 0.10%
Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,056,752
Utilities revenue: 1.01%
South Carolina St Public Service Authority Revenue Improvement Series E (AGM Insured)	5.25	12-1-2036	6,385,000	7,249,467
South Carolina St Public Service Authority Revenue Improvement Series E (AGM Insured)	5.25	12-1-2037	3,445,000	3,883,664
				11,133,131
				30,578,554
Tennessee: 1.27%
Airport revenue: 0.25%
Metropolitan Nashville Airport Authority Tennessee Airport Revenue Improvement Series A	5.25	7-1-2047	2,500,000	2,778,860
Housing revenue: 0.16%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	753,392
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2028	1,000,000	1,008,375
				1,761,767
Utilities revenue: 0.86%
Tennergy Corporation Tennessee Gas Supply Series A	5.50	10-1-2053	3,000,000	3,184,866
Tennessee Energy Acquisition Corporation Refunding Bond Project Series A 1	5.00	5-1-2053	3,500,000	3,602,147
Tennessee Energy Acquisition Corporation Series A	5.00	5-1-2052	2,500,000	2,608,316
				9,395,329
				13,935,956
Texas: 5.69%
Airport revenue: 0.74%
Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2034	2,500,000	2,612,137
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2033	3,010,000	3,334,031
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2035	2,000,000	2,187,469
				8,133,637
Education revenue: 0.09%
Tender Option Bond Trust Receipts/Floater Certificates Series 2021 MS0002 (Morgan Stanley Bank LIQ) 144Aø	4.27	6-15-2056	1,000,000	1,000,000
GO revenue: 2.46%
Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,068,041
Bexar County TX Hospital District Refunding Bond	5.00	2-15-2037	1,250,000	1,346,137
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,045,868
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  25

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Crane County TX Water District Unlimited Tax Bond	5.00%	2-15-2030	$ 1,130,000	$ 1,174,511
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,039,391
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,030,333
Eagle Pass TX Certificate of Participation (AGM Insured)	4.00	3-1-2037	695,000	719,376
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,056,441
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,135,948
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,262,810
Fort Bend County TX Municipal District Utility # 182 Unlimited Tax Road Bonds Series 2022 (BAM Insured)	5.25	9-1-2030	1,185,000	1,342,606
Plano TX GO	5.00	9-1-2030	2,155,000	2,366,996
San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	4,390,827
San Antonio TX Independent School District Unlimited Tax	5.00	8-15-2037	2,000,000	2,084,664
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2030	710,000	721,667
Waller Texas Independent School District Unlimited Tax School Building Bonds, Series 2023 (BAM Insured)	5.00	2-15-2040	2,000,000	2,248,945
				27,034,561
Miscellaneous revenue: 0.54%
Austin TX Community College District Public Facility Corporation Series 2018C	5.00	8-1-2029	400,000	441,051
Austin TX Community College District Public Facility Corporation Series 2018C	5.00	8-1-2030	500,000	550,285
Lower Colorado River TX Authority Refunding Bond	5.50	5-15-2031	2,500,000	2,507,466
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,054,981
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,319,496
				5,873,279
Tax revenue: 0.15%
Houston TX Old Spanish Trail Almeda Corridors RDA (BAM Insured)	4.00	9-1-2031	1,540,000	1,642,812
Transportation revenue: 0.72%
Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,650,176
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Series 2019A	5.00	12-31-2035	3,000,000	3,153,833
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Series 2019A	5.00	12-31-2036	3,015,000	3,146,240
				7,950,249
Utilities revenue: 0.72%
Austin TX Refunding Bond (NPFGC Insured)	5.25	5-15-2025	895,000	921,403
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,314,659
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,583,342
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,637,319
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	395,446
				7,852,169
Water & sewer revenue: 0.27%
Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	722,685
See accompanying notes to portfolio of investments

26  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
North Harris County TX Regional Water Authority Senior Lien (BAM Insured)	5.00%	12-15-2029	$ 1,215,000	$ 1,217,189
Tarrant TX Water Project Refunding Bond	4.00	2-1-2027	1,000,000	1,039,852
				2,979,726
				62,466,433
Utah: 0.39%
Education revenue: 0.08%
Utah Charter School Finance Authority Refunding Bond 144A	4.50	6-15-2027	885,000	864,450
Miscellaneous revenue: 0.31%
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,081,185
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,669,538
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	691,784
				3,442,507
				4,306,957
Virginia: 0.10%
Tax revenue: 0.10%
Greater Richmond Virginia Convention Center	5.00	6-15-2025	1,000,000	1,051,045
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	4,430
Marquis VA CDA CCAB Series 2015 144A	3.38	9-1-2045	386,000	18,142
Marquis VA CDA Series B	2.53	9-1-2041	1,274,000	59,878
				1,133,495
Washington: 4.49%
Education revenue: 0.09%
Washington EDFA	5.00	6-1-2028	1,000,000	1,026,226
GO revenue: 1.84%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2026	775,000	839,881
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,720,036
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,107,627
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,089,637
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	7,477,741
				20,234,922
Health revenue: 0.34%
Washington HCFR Authority Providence St Joseph Health Series 2014D	5.00	10-1-2041	1,225,000	1,228,792
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,106,451
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,422,580
				3,757,823
Housing revenue: 1.33%
King County WA Housing Authority Refunding Bond	4.00	6-1-2026	560,000	576,593
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  27

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
King County WA Housing Authority Refunding Bond	4.00%	12-1-2026	$ 430,000	$ 444,993
King County WA Housing Authority Refunding Bond	4.00	6-1-2027	590,000	612,463
King County WA Housing Authority Refunding Bond	4.00	12-1-2027	400,000	417,091
King County WA Housing Authority Refunding Bond	4.00	6-1-2028	360,000	375,288
King County WA Housing Authority Refunding Bond	4.00	12-1-2028	375,000	392,434
King County WA Housing Authority Refunding Bond	4.00	12-1-2029	960,000	1,008,072
King County WA Housing Authority Refunding Bond	4.00	12-1-2030	575,000	602,648
King County WA Housing Authority Refunding Bond	4.00	12-1-2031	450,000	467,581
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2032	1,955,000	2,162,553
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2033	1,550,000	1,706,998
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2034	655,000	719,038
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,128,838
				14,614,590
Miscellaneous revenue: 0.42%
Washington Certificate of Participation Series B	5.00	7-1-2037	1,585,000	1,731,128
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	2,822,743
				4,553,871
Resource recovery revenue: 0.47%
Seattle WA Solid Waste System Improvement & Refunding Bond	4.00	6-1-2033	1,175,000	1,221,877
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	667,779
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,566,667
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,638,190
				5,094,513
				49,281,945
West Virginia: 0.60%
Health revenue: 0.13%
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2031	375,000	398,389
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2032	980,000	1,038,187
				1,436,576
Miscellaneous revenue: 0.47%
West Virginia EDA Excess Lottery Series A	5.00	7-1-2038	2,980,000	3,249,350
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2029	1,755,000	1,847,390
				5,096,740
				6,533,316
Wisconsin: 1.69%
Health revenue: 1.01%
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	5,000,000	5,236,927
See accompanying notes to portfolio of investments

28  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Revenue Bonds Bellin Memorial Hospital Incorporate Series A		5.00%	12-1-2039	$ 1,000,000	$ 1,076,423
Wisconsin HEFA Revenue Bonds Series 2022A ø		5.12	2-15-2053	1,000,000	1,000,000
Wisconsin HEFA Series 2053 ø		5.12	2-15-2053	1,500,000	1,500,000
Wisconsin HEFA Series A		4.00	11-15-2039	2,250,000	2,257,380
					11,070,730
Housing revenue: 0.42%
Wisconsin PFA CFP3 - Eastern Michigan University Student Housing Project Series A-1 (BAM Insured)		5.25	7-1-2034	1,000,000	1,156,387
Wisconsin PFA CFP3 - Eastern Michigan University Student Housing Project Series A-1 (BAM Insured)		5.25	7-1-2035	1,000,000	1,145,574
Wisconsin PFA CFP3 - Eastern Michigan University Student Housing Project Series A-1 (BAM Insured)		5.25	7-1-2036	1,000,000	1,134,035
Wisconsin PFA CFP3 - Eastern Michigan University Student Housing Project Series A-1 (BAM Insured)		5.25	7-1-2037	1,000,000	1,122,004
					4,558,000
Miscellaneous revenue: 0.10%
Milwaukee WI RDA Lease Public Schools		5.00	11-15-2030	635,000	685,681
Milwaukee WI RDA Public Schools		5.00	11-15-2029	420,000	454,275
					1,139,956
Tax revenue: 0.16%
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured) ¤		0.00	12-15-2034	1,250,000	797,431
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured) ¤		0.00	12-15-2035	1,600,000	959,979
					1,757,410
					18,526,096
Total Municipal obligations (Cost $1,088,552,953)					1,080,916,282
Total investments in securities (Cost $1,094,552,953)	98.98%				1,086,916,282
Other assets and liabilities, net	1.02				11,178,033
Total net assets	100.00%				$1,098,094,315

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.

See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  29

Portfolio of investments—March 31, 2023 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

30  |  Allspring Intermediate Tax/AMT-Free Fund

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2023, such fair value pricing was not used in pricing foreign securities.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$6,000,000	$0	$6,000,000
Municipal obligations	0	1,080,916,282	0	1,080,916,282
Total assets	$0	$1,086,916,282	$0	$1,086,916,282
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Intermediate Tax/AMT-Free Fund  |  31

Notes to portfolio of investments—March 31, 2023 (unaudited)

For the nine months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

32  |  Allspring Intermediate Tax/AMT-Free Fund